Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
July 31, 2023
GSV-S-NPRT3-0923
1.907949.113
Common Stocks - 96.6%
	Shares	Value ($)
Belgium - 0.4%
Azelis Group NV	2,146,769	55,468,754
Canada - 3.3%
CAE, Inc. (a)	3,796,100	86,737,567
Canadian Pacific Kansas City Ltd.	3,156,940	259,756,562
Franco-Nevada Corp.	858,028	125,205,132
TOTAL CANADA		471,699,261
Denmark - 3.7%
Novo Nordisk A/S Series B	2,611,800	421,158,603
Vestas Wind Systems A/S (a)	3,891,300	104,078,559
TOTAL DENMARK		525,237,162
Finland - 0.5%
Kone OYJ (B Shares)	1,468,800	75,321,063
France - 15.1%
Airbus Group NV	2,557,000	376,646,153
Edenred SA	3,120,036	202,672,734
Lectra	1,048,288	33,367,557
Legrand SA	2,298,944	230,323,015
LVMH Moet Hennessy Louis Vuitton SE	893,596	829,943,318
Safran SA	2,715,100	450,742,173
TOTAL FRANCE		2,123,694,950
Germany - 1.2%
Deutsche Borse AG	843,745	161,662,818
Hong Kong - 2.4%
AIA Group Ltd.	33,628,101	336,440,465
India - 2.0%
HDFC Bank Ltd.	7,572,096	152,034,259
Jio Financial Services Ltd. (b)	1,075,000	3,422,772
Kotak Mahindra Bank Ltd.	2,776,600	62,681,137
Reliance Industries Ltd.	1,075,000	33,322,516
Reliance Industries Ltd. GDR (c)(d)	502,700	31,418,750
TOTAL INDIA		282,879,434
Ireland - 2.2%
CRH PLC sponsored ADR (c)	5,126,440	309,124,332
Israel - 0.9%
NICE Ltd. sponsored ADR (a)(c)	548,154	119,415,349
Italy - 1.5%
Interpump Group SpA	1,702,820	92,638,959
Prada SpA	16,233,700	115,004,927
TOTAL ITALY		207,643,886
Japan - 10.7%
Azbil Corp.	4,839,305	152,392,271
FANUC Corp.	2,791,975	85,413,322
Hoya Corp.	1,845,500	214,431,624
Keyence Corp.	965,287	432,620,104
Lasertec Corp.	831,900	125,934,574
Misumi Group, Inc.	6,735,106	122,828,753
OSG Corp.	2,173,546	28,898,621
Recruit Holdings Co. Ltd.	5,846,005	202,480,356
SHO-BOND Holdings Co. Ltd.	2,057,100	83,475,474
USS Co. Ltd.	3,824,100	66,205,731
TOTAL JAPAN		1,514,680,830
Kenya - 0.1%
Safaricom Ltd.	139,405,900	16,521,457
Netherlands - 7.2%
Aalberts Industries NV	682,346	30,782,324
ASML Holding NV (Netherlands)	1,234,946	884,553,306
IMCD NV	691,254	104,846,659
TOTAL NETHERLANDS		1,020,182,289
Norway - 0.3%
Schibsted ASA (B Shares)	1,997,654	39,203,890
Spain - 2.3%
Amadeus IT Holding SA Class A	4,538,964	325,486,340
Sweden - 6.6%
ASSA ABLOY AB (B Shares)	7,801,837	187,578,732
Atlas Copco AB (A Shares)	27,310,244	387,966,183
Autoliv, Inc.	1,269,734	128,154,253
Epiroc AB (A Shares)	10,373,436	207,112,263
Lagercrantz Group AB (B Shares)	1,569,207	18,887,609
TOTAL SWEDEN		929,699,040
Switzerland - 1.0%
Schindler Holding AG:
(participation certificate)	204,451	49,515,568
(Reg.)	152,032	35,146,667
UBS Group AG	2,651,110	58,597,724
TOTAL SWITZERLAND		143,259,959
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,756,885	283,993,906
United Kingdom - 5.6%
BAE Systems PLC	11,175,900	133,653,274
Compass Group PLC	11,177,300	290,807,120
InterContinental Hotel Group PLC ADR (c)	2,303,530	173,686,162
Rightmove PLC	7,451,661	54,547,860
Spectris PLC	3,057,086	137,747,460
TOTAL UNITED KINGDOM		790,441,876
United States of America - 27.6%
Experian PLC	6,818,289	263,496,768
Lam Research Corp.	152,713	109,722,763
Linde PLC	1,388,001	542,250,351
Marsh & McLennan Companies, Inc.	1,977,131	372,531,023
MasterCard, Inc. Class A	575,131	226,762,651
Moody's Corp.	614,459	216,750,412
MSCI, Inc.	418,527	229,386,278
Nestle SA (Reg. S)	5,207,250	637,988,177
NOV, Inc.	3,158,200	63,416,656
Otis Worldwide Corp.	965,300	87,803,688
PriceSmart, Inc.	420,527	32,687,564
ResMed, Inc.	1,116,018	248,146,602
Roche Holding AG (participation certificate)	788,984	244,625,646
S&P Global, Inc.	514,580	203,006,956
Sherwin-Williams Co.	715,941	197,957,687
Visa, Inc. Class A	923,070	219,441,431
TOTAL UNITED STATES OF AMERICA		3,895,974,653
TOTAL COMMON STOCKS (Cost $8,128,433,739)		13,628,031,714

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(b)(e) (Cost $18,859,141)	172,113	41,264,092

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	222,682,263	222,726,799
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	106,567,512	106,578,169
TOTAL MONEY MARKET FUNDS (Cost $329,304,968)		329,304,968

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $8,476,597,848)	13,998,600,774
NET OTHER ASSETS (LIABILITIES) - 0.8%	110,212,415
NET ASSETS - 100.0%	14,108,813,189

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,418,750 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,264,092 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	350,149,852	1,666,443,133	1,793,866,186	7,742,883	-	-	222,726,799	0.5%
Fidelity Securities Lending Cash Central Fund 5.32%	459,204,500	2,590,824,140	2,943,450,471	836,289	-	-	106,578,169	0.4%
Total	809,354,352	4,257,267,273	4,737,316,657	8,579,172	-	-	329,304,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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